Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Multi-Sector Income Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	0.20%	[1]	5.03%	[1]	4.22%	[1]	Feb. 28, 2014	[1]	7.51%	4.44%	3.88%	3.52%	[2]	5.29%	[2]	4.20%	[2]	Feb. 28, 2014	[2]	7.51%	4.44%	3.88%	5.22%	6.05%	4.94%	Feb. 28, 2014	7.51%	4.44%	3.88%	5.46%	6.31%	5.24%	Feb. 28, 2014	3.55%	4.12%	3.04%	Feb. 28, 2014	3.18%	3.86%	3.00%	Feb. 28, 2014	7.51%	4.44%	3.88%	5.55%	6.37%	5.28%	Feb. 28, 2014	7.51%	4.44%	3.88%	5.41%	6.12%	5.04%	Feb. 28, 2014	7.51%	4.44%	3.88%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.